Trade Receivables, Net - Concentration of Credit Risk (Details) - Customer	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue | Customer #1
Concentration of Credit Risk
Concentration of credit risk (in percent)	19.30%	24.20%	23.60%	23.70%	19.60%
Receivables Balance | Customer #1
Concentration of Credit Risk
Concentration of credit risk (in percent)	14.20%		21.40%	12.20%
Receivables Balance | Customer #2
Concentration of Credit Risk
Concentration of credit risk (in percent)	13.60%		14.20%
Receivables Balance | Customer #3
Concentration of Credit Risk
Concentration of credit risk (in percent)	10.20%		14.20%